Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 18 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

For the years ended December 31, 2019 and 2018, customers accounting for 10% or more of the Company's revenues were as follows:

	For the Years Ended December 31,
Customers	2019	2018
IIG Ltd. (Related Party)	-	24%
A	20%	19%
B	*	19%
C	13%	-

*	Less than 10%

As of December 31, 2019, receivable balance from two customers accounted for 48% and 30%, respectively, of the total net accounts receivable from both related party and third parties. As of December 31, 2018, receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 24%, 19%, 19%, 9% and 9%, respectively, of the total net accounts receivable from both related party and third parties.

Suppliers

For the years ended December 31, 2019 and 2018, suppliers accounting for 10% or more of the Company's purchases were as follows:

	For the Years Ended December 31,
Suppliers	2019	2018
A	-	10%
B	-	15%

*	Less than 10%

As of December 31, 2019, one supplier accounted for 98% the Company's total current outstanding accounts payable, respectively. As of December 31, 2018, two suppliers accounted for 69% and 31% of the Company's total current outstanding accounts payable, respectively.